Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ 62,742	$ 22,370	$ 29,086
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,973	379	59
Amortization of debt issuance costs	175	0	0
Warrant issuance cost and change in fair value	(31,784)	0	0
Stock-based compensation	27,405	2,977	3,404
Decrease (increase) in accounts receivable	402	(5,017)	(840)
Increase in other current assets	(8,053)	(695)	(216)
Increase in accounts payable	503	2,561	3,277
Increase in deferred revenues	2,014	2,028	1,193
Increase in accrued expenses and other current liabilities	4,396	4,962	1,017
Net cash used in operating activities	(65,711)	(15,175)	(21,192)
Cash flows from investing activities:
Purchase of property and equipment	(663)	(126)	(138)
Acquisition of business	0	(10,685)	0
Purchase of an intangible asset	0	(939)	0
Proceeds from restricted long-term bank deposit	0	447	0
Net cash used in investing activities	(663)	(11,303)	(138)
Cash flows from financing activities:
Proceeds from reverse capitalization, net of transaction costs	249,334	0	0
Proceeds from issuance of convertible preferred stock, net	0	0	51,204
Proceeds from borrowings	6,000	0	0
Repayment of borrowings	(6,000)	0	0
Payment of debt issuance costs	(50)	0	0
Proceeds from exercise of stock options	2,098	94	297
Net cash provided by financing activities	251,382	94	51,501
Net increase (decrease) in cash and cash equivalents	185,008	(26,384)	30,171
Cash and cash equivalents at the beginning of the year	13,248	39,632	9,461
Cash and cash equivalents at the end of the year	198,256	13,248	39,632
Supplemental cash flow data:
Cash paid during the year for interest	538	37	45
Non-cash financing activity:
Employee taxes withheld related to restricted stock units vested	491	0	0
Deferred issuance cost on credit	0	692	0
Conversion of preferred stock to common stock	$ 111,282	$ 0	$ 0